IDENTIFIABLE INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2015
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Text Block]
NOTE 8 - IDENTIFIABLE INTANGIBLE ASSETS:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2015	2014	2015	2014	2015	2014

	(U.S. $ in millions)
Product rights	$9,047	$9,606	$5,876	$5,343	$3,171	$4,263
Trade names	212	243	40	54	172	189
Research and development in process	4,332	1,060	0	0	4,332	1,060

Total	$13,591	$10,909	$5,916	$5,397	$7,675	$5,512

Product rights and trade names are assets presented at amortized cost. These assets represent a portfolio of pharmaceutical products from various categories with a weighted average life of approximately 10 years. Amortization of intangible assets amounted to $838 million, $1,036 million and $1,180 million in the years ended December 31, 2015, 2014 and 2013, respectively.

Teva's in-process research and development are assets that have not yet been approved in major markets. Teva's in-process research and development is comprised mainly of the following acquisitions and related assets: SD809—multiple indications and SDJ60 idiopathic pulmonary fibrosis (Auspex) - $3,143 million; LBR-101 (Labrys) - $444 million; Revascor ® (Cephalon) - $258 million; Reslizumab (formerly known as Cinquil®, Cephalon) - $215 million; Technology (Immuneering) - $87 million; Technology (Microchips) - $76 million; LAMA/LABA (MicroDose) - $62 million and TD Hydrocodone (Cephalon) - $47 million. In-process research and development carry intrinsic risks that the asset might not succeed in advanced phases and will be impaired in future periods.

<><><>Impairment of identifiable intangible assets amounted to $265 million, $224 million and $393 million in the years ended December 31, 2015, 2014 and 2013, respectively, and are recorded in earnings under impairments, restructuring and others. See note 18.

<><><>As of December 31, 2015, the estimated aggregate amortization of intangible assets for the years 2016 to 2020 is as follows: 2016—$584 million; 2017—$521 million; 2018—$518 million; 2019—$430 million and 2020—$368 million.